Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 380
Additional provisions (See Note 4)	175
Provisions released (See Note 4)	(23)
Utilisation and other	(135)
Ending balance	397
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	90
Additional provisions (See Note 4)	30
Provisions released (See Note 4)	(20)
Utilisation and other	(10)
Ending balance	90
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	136
Additional provisions (See Note 4)	14
Provisions released (See Note 4)	0
Utilisation and other	(12)
Ending balance	138
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	4
Additional provisions (See Note 4)	0
Provisions released (See Note 4)	0
Utilisation and other	(4)
Ending balance	0
Property
Disclosure of other provisions [line items]
Beginning balance	47
Additional provisions (See Note 4)	4
Provisions released (See Note 4)	(1)
Utilisation and other	(2)
Ending balance	48
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	74
Additional provisions (See Note 4)	3
Provisions released (See Note 4)	0
Utilisation and other	0
Ending balance	77
Restructuring
Disclosure of other provisions [line items]
Beginning balance	22
Additional provisions (See Note 4)	34
Provisions released (See Note 4)	0
Utilisation and other	(17)
Ending balance	39
Other
Disclosure of other provisions [line items]
Beginning balance	7
Additional provisions (See Note 4)	90
Provisions released (See Note 4)	(2)
Utilisation and other	(90)
Ending balance	£ 5